Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash Flows From Operating Activities:
Net loss	$ (7,026,913)	$ (19,565,426)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	197,938	311,590
Amortization of debt discount and deferred financing costs	1,368,305	678,915
Stock-based compensation expense	881,706	678,119
Change in fair value of derivative instruments	0	(20,848)
Loss on disposal of cryogenic shippers	16,423	16,066
Provision for bad debt	2,713	24,876
Debt conversion expense	0	13,713,767
Changes in operating assets and liabilities:
Accounts receivable, net	(76,587)	(323,604)
Inventories	(39,977)	9,509
Other assets	10,174	(26,588)
Accounts payable and other accrued expenses	209,138	(221,929)
Accrued compensation and related expenses	271,424	236,856
Accrued interest	57,954	108,038
Net cash used in operating activities	(4,127,702)	(4,380,659)
Cash Flows From Investing Activities:
Purchases of property and equipment	(70,130)	(138,886)
Net cash used in investing activities	(70,130)	(138,886)
Cash Flows From Financing Activities:
Proceeds from the issuance of Class A and Class B convertible preferred stock, net of offering costs	4,607,571	0
Proceeds from exercise of stock options and warrants	92,609	326,890
Proceeds from the issuance of notes payable	915,000	0
Proceeds from issuance of convertible debt	0	4,558,301
Repayment of notes payable	(173,623)	0
Repayment of convertible debt	(50,000)	0
Repayment of offering and deferred financing costs	(30,120)	(463,169)
Repayment of related-party notes payable	(128,000)	(96,000)
Net cash provided by financing activities	5,233,437	4,326,022
Net change in cash and cash equivalents	1,035,605	(193,523)
Cash and cash equivalents - beginning of year	369,581	563,104
Cash and cash equivalents - end of year	1,405,186	369,581
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	753	0
Cash paid for income taxes	1,600	1,600
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Deferred financing costs in connection with convertible debt payable included in accounts payable	0	30,120
Accretion of convertible preferred stock beneficial conversion feature and relative fair value of warrants issued in connection with the convertible preferred stock units to accumulated deficit	4,864,292	0
Estimated relative fair value of warrants issued in connection with convertible bridge notes payable	0	478,229
Estimated relative fair value of warrants issued in connection with related-party convertible notes payable	280,370	0
Estimated relative fair value of warrants issued in connection with notes payable	458,937	0
Conversion of bridge notes payable and accrued interest into common stock units	0	4,127,201
Conversion of convertible debentures payable and accrued interest into convertible preferred stock units	$ 1,766,997	$ 0